STRATEGIC INVESTMENTS AND BUSINESS COMBINATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
STRATEGIC INVESTMENTS AND BUSINESS COMBINATION

NOTE 3. STRATEGIC INVESTMENTS AND BUSINESS COMBINATION

To date, we have acquired eight insurance brokerages (see table below), including both acquisitions of affiliated companies (i.e., owned by Reliance Holdings before the acquisition) and unaffiliated companies. As our acquisition strategy continues, our reach within the insurance arena can provide us with the ability to offer lower rates, which could boost our competitive position within the industry.

Acquired	Date	Location	Line of Business	Status
U.S. Benefits Alliance, LLC (USBA)	October 24, 2018	Michigan	Health Insurance	Affiliated
Employee Benefit Solutions, LLC (EBS) Commercial Solutions of Insurance Agency, LLC	October 24, 2018 December 1, 2018	Michigan New Jersey	Health Insurance P&C – Trucking Industry	Affiliated Unaffiliated
Southwestern Montana Insurance Center, Inc.	April 1, 2019	Montana	Group Health Insurance	Unaffiliated
Fortman Insurance Agency, LLC	May 1, 2019	Ohio	P&C	Unaffiliated
Altruis Benefits Consultants, Inc.	September 1, 2019	Michigan	Health Insurance	Unaffiliated
UIS Agency LLC	August 17, 2020	New York	Health Insurance	Unaffiliated

J.P. Kush and Associates, Inc.	May 1, 2021	Michigan	Health Insurance	Unaffiliated

The following table lists our activity in 2021 by number of agents, approximate policies issued and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized September 30, 2021
USBA and EBS	4	2,848	$688,289
UIS Agency, LLC / Commercial Solutions	2	103	$274,928
Southwestern Montana	14	6,521	$1,283,402
Fortman Insurance	14	2,175	$1,512,400
Altruis	13	9,122	$2,558,653
Kush	4	850	$778,541

The following table lists our activity in 2020 by number of agents, approximate policies issued and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized September 30, 2020
USBA and EBS	7	2,563	$773,752
Commercial Solutions	2	159	$227,044
Southwestern Montana	14	5,850	$1,148,538
Fortman Insurance	14	2,064	$1,459,077
Altruis	13	5,851	$1,717,964

UIS Transaction

On August 17, 2020, the Company entered into a Stock Purchase Agreement with UIS Agency LLC whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “UIS Acquisition”) for a total purchase price of $883,334. The purchase price was paid with a cash payment of $601,696, $200,000 in shares of the Company’s common stock and an earn-out payment. Three cash installment payments totaling $500,000 were due on September 30, 2020, October 31, 2020 and December 31, 2020. Earn-out payment is dependent on the Net Product Line Revenues being equal to or greater than $450,000 for the measurement period. The balance of the earn-out liability as of September 30, 2021, and December 31, 2020 was $81,638 and is and is presented on the balance sheet.

The UIS Acquisition was accounted for as a business combination in accordance with the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the UIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$5,772
Trade name and trademarks	35,600	5
Customer relationships	100,000	10
Non-competition agreements	25,500	5
Goodwill	716,462	Indefinite
	$883,334

Goodwill of $716,462 arising from the UIS Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the UIS Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the UIS Acquisition incurred were $33,344 recorded as a component of General and administrative expenses. The revenues for the acquired business as a standalone entity per ASC 805 from January 1, 2020 to August 17, 2020 were approximately $337,000. The net loss for the acquired business was not determinable as the business was fully integrated with an existing subsidiary of the Company.

J.P. Kush and Associates, Inc. Transaction

On May 1, 2021, the Company entered into a Purchase Agreement with J.P. Kush and Associates, Inc. whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “Kush Acquisition”) for a total purchase price of $2,591,481. The purchase price was paid with a cash payment of $1,900,000, $50,000 in restricted shares of the Company’s common stock, in a transaction exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and an earn-out payment. The fair value balance of the earn-out liability as of September 30, 2021 was $641,481 and is presented net of accretion on the balance sheet.

The Kush Acquisition was accounted for as a business combination in accordance with the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the Kush Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$474,300	5
Customer relationships	693,000	10
Non-competition agreements	144,000	5
Cash	291,414
Goodwill	988,767	Indefinite
	$2,591,481

Goodwill of $988,767 arising from the Kush Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the Kush Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the Kush Acquisition incurred were $58,092 recorded as a component of General and administrative expenses. The approximate revenue for the acquired business as a standalone entity per ASC 805 from January 1, 2021 to April 30, 2021 was $500,000 and from January 1, 2020 to September 30, 2020 was $856,000. The net profit/loss for the acquired business was not determinable as the business was fully integrated with an existing subsidiary of the Company.

NOTE 3. STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS

The company has six insurance agencies directly or through intermediaries. The majority of the business acquired are agencies that specialize in health insurance. The following table summarizes for 2020 the number of agents, the number of policies issued and aggregate commission revenue for all the agencies we acquired.

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2020
USBA and EBS	5	4,930	$1,001,067
UIS Agency, LLC / Commercial Solutions	3	217	$270,804
Southwestern Montana	14	2,000	$1,493,431
Fortman Insurance	15	8,000	$2,134,177
Altruis	15	7,809	$2,380,051

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2019
USBA and EBS	15	9,767	$1,161,036
Commercial Solutions	2	322	$378,956
Southwestern Montana	13	370	$1,106,432
Fortman Insurance	15	7,826	$1,186,950
Altruis	16	8,500	$617,411

EBS LLC / US Benefits Alliance, LLC:

On August 1, 2018, a related party to Reliance Holdings, US Benefits Alliance, LLC (“USBA”) acquired certain properties and assets of the insurance businesses of Family Health Advisors, Inc. and Tri Star Benefits, LLC (the “USBA Acquisition”). Also, on August 1, 2018, Employee Benefits, Solutions, LLC, (“EBS”), related party, acquired certain properties and assets of the insurance business of Employee Benefit Solutions, Inc. (the “EBS Transaction”, and, together with USBA Transaction, the “Common Control Transactions”).

On October 24, 2018, Reliance Holdings and the Company entered into a Bill of Sale agreement to transfer all of the outstanding membership interest in EBS LLC and USBA LLC. In exchange for the membership interest, the Board of Directors of the Company authorized and issued 191,333 shares of restricted common stock of the Company for all the membership interest of USBA LLC and EBS LLC.

The USBA Acquisition was accounted for as a business combination by Reliance Holdings. It was accounted for as a business combination in accordance with the acquisition method whereby the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting uses the fair value concept defined in ASC 820. ASC 805 requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing. The allocation of the purchase price in connection with the USBA Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$6,520	3
Customer relationships	116,100	9
Non-competition agreements	48,540	5
Goodwill	578,840	Indefinite
	$750,000

Goodwill of $578,840 arising from the USBA Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the USBA Acquisition is currently expected to be deductible for income tax purposes.

The EBS Acquisition was accounted for as a business combination by Reliance Holdings. It was accounted for as a business combination in accordance using the acquisition method whereby the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the EBS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$33,140	20
Customer relationships	47,630	9
Non-competition agreements	42,320	5
Goodwill	274,956	Indefinite
Fixed assets	1,954	5-7
	$400,000

Goodwill of $274,956 arising from the EBS Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the EBS Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the EBS Acquisition incurred were $44,353.

Commercial Solutions of Insurance Agency, LLC:

On December 1, 2018, Commercial Coverage Solutions LLC, a wholly-owned subsidiary of the Company (“CCS”) entered into a Purchase Agreement with Commercial Solutions of Insurance Agency, LLC (“CSIA”) whereby CCS purchased the business and certain assets of CSIA noted within the Purchase Agreement (the “CSIA Acquisition”) for a total purchase price of $1,200,000. The total purchase price was made up of (1) a cash payment of $1,080,000 (the “Cash Payment”) on the “Closing Date” or the first bank business day thereafter (i.e. December 1, 2018); (2) the balance of the purchase price, having a value of $120,000, paid in the form of 8,889 shares of common stock in the Company, issued at a per-share price equal to Fifteen and 75/100 Cents ($13.50) (the “Closing Shares”); and (3) the amount of any cash necessary to satisfy the required closing date working capital set off against the Cash Payment by CCS. “Required closing date working capital” consisted only of cash and pre-paid rent and/or security deposits or pre-payments or deposits for any assumed liabilities. The Closing Shares were transferred from the shares owned by Reliance Holdings and were transferred subsequent to December 31, 2018; and as a result, is a component of Loans payables, related parties on the accompanying Consolidated Balance Sheets.

The CSIA Acquisition is being accounted for as a business combination under the acquisition method whereby the total purchase consideration was allocated to tangible and intangible assets acquired based on their respective estimated fair values. The acquisition method requires, among other things, that assets acquired, and liabilities assumed in a business purchase combination be recognized at their fair values as of the acquisition. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the CCS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$13,500	N/A
Fixed Assets	1,638	5-7
Customer relationships	284,560	11
Non-competition agreements	40,050	5
Trade name and trademarks	8,500	2
Goodwill	851,752	Indefinite
	$1,200,000

Goodwill of $851,752 arising from the CSIA Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the CSIA Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the CSIA Acquisition incurred were $113,247.

Southwestern Montana Insurance Center, LLC:

On April 1, 2019, Southwestern Montana Insurance Center, LLC (“SWMT”), a wholly owned subsidiary of Reliance Holdings, acquired Southwestern Montana Financial Center, Inc. SWMT is an insurance services firm which specializes in providing group and individual health lines of insurance. On September 17, 2019, Reliance Holdings, transferred all of the outstanding membership interest in SWMT to the Company.

On April 1, 2019, SWMT entered into a Purchase Agreement with Southwestern Montana Financial Center, Inc. whereby the SWMT shall purchase the business and certain assets noted within the Purchase Agreement (the “SWMT Acquisition”) for a total purchase price of $2,394,509. The purchase price was paid with a cash payment of $1,389,840, 5,833 in shares of the Company’s restricted common stock transferred from the shares owned by Reliance Holdings, and an earn-out payment equal to 32% of the final earn-out EBITDA multiplied by 5.00, which is payable in $300,000 in shares of the Company’s common stock with any amount in excess of $300,000 to be paid in cash. The balance of the earn-out liability as of December 31, 2019 was $522,553 and is included in long term debt on the balance sheet. SWMT was transferred to the Company from Reliance Holdings. The SWMT Acquisition was accounted for as a business combination, by Reliance Holdings, in accordance under the acquisition method whereby the total purchase consideration was allocated to assets acquired and liabilities assumed based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the SWMT Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Customer relationships	$561,000	10
Non-competition agreements	599,200	5
Goodwill	1,217,790	Indefinite
Fixed assets	41,098	5-7
Loan Payable	(24,579)
	$2,394,509

Goodwill of $1,217,790 arising from the SWMT Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the SWMT Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the SWMT Acquisition were $122,660, which were paid in full by Reliance Global Holdings, LLC, a related party.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations from the date of acquisition through December 31, 2019. The revenues of the acquired business for the period from April 1, 2019 to December 31, 2019 was $1,036,154 and the net loss was $23,104. The revenues and net income for the acquired business as a standalone entity per ASC 805 from January 1, 2019 to December 31, 2019 were $1,381,991 and $30,805.

Fortman Insurance Services, LLC:

On May 1, 2019, Fortman Insurance Services, LLC (“FIS”), a wholly owned subsidiary of Reliance Global Holdings, LLC, acquired Fortman Insurance Agency, LLC. FIS is an insurance services firm which specializes in providing personal and commercial lines of insurance.

On May 1, 2019, FIS entered into a Purchase Agreement with Fortman Insurance Agency, LLC whereby the FIS shall purchase the business and certain assets noted within the Purchase Agreement (the “FIS Acquisition”) for a total purchase price of $4,156,405. The purchase price was paid with a cash payment of $3,223,750, $500,000 in shares of the Company’s restricted common stock transferred from the shares owned by Reliance Holdings, and an earn-out payment equal to 10% of the final earn-out EBITDA multiplied by 6.25. The earn-out measurement period is 12 months commencing May 1, 2021 and ending April 30, 2022. The earn-out shall not accrue and shall be paid without interest within 60 days after the measurement period. The balance of the earn-out liability as of December 31, 2019 was $432,655 and is included in long term debt on the balance sheet. On September 17, 2019, FIS was transferred to the Company from Reliance Holdings. The FIS Acquisition was accounted for as a business combination, by Reliance Holdings, in accordance with the Acquisition method whereby the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the FIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$289,400	5
Customer relationships	1,824,000	10
Non-competition agreements	752,800	5
Goodwill	1,269,731	Indefinite
Fixed assets	19,924	5-7
Prepaid rent	550
	$4,156,405

Goodwill of $1,269,731 arising from the FIS Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the FIS Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the FIS Acquisition were $63,663, which were paid in full by Reliance Global Holdings, LLC, a related party.

During September 2019, Reliance Global Holdings, LLC transferred all of the outstanding membership interest in SWMT and FIS to the Company. In exchange for the membership interest, the Board of Directors of Reliance Inc. issued 173,122 shares of restricted common stock of Reliance Inc. for all the membership interest of SWMT and FIS.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations for the year ended December 31, 2019. The revenues of the acquired business for the period from May 1, 2019 to December 31, 2019 was $1,166,778 and the net income was $9,773. The revenues and net income for the acquired business as a standalone entity per ASC 805 from January 1, 2019 to December 31, 2019 were $1,780,427 and $176,154. The revenues of the acquired business for the year ending December 31, 2020 was $2,134,177 and the net income was $246,681.

Altruis Benefits Consulting, Inc.:

On September 1, 2019, the Company entered into a Stock Purchase Agreement with Altruis Benefits Consulting, Inc. whereby the Company purchased the business and certain assets noted within the Purchase Agreement (the “ABC Acquisition”) for a total purchase price of $7,688,168. The purchase price was paid with a cash payment of $5,202,364, $578,040 in shares of the Company’s common stock, and an earn-out payment made annually for 3 years. Each year one-third of the earn-out shares held in escrow shall be released to the seller. The yearly earn-out payments are equal to 6.66% of the final earn-out EBITDA multiplied by 7.00. The earn-out measurement periods are the 12 months commencing September 1, 2019 and ending August 31, 2022. The balance of the earn-out liability as of December 31, 2019 was $1,894,842 and is included in long term debt on the balance sheet. The ABC Acquisition is being accounted for as a business combination in accordance with the acquisition method whereby the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the ABC Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$1,850,037
Trade name and trademarks	714,600	5
Customer relationships	753,000	10
Non-competition agreements	1,168,600	5
Goodwill	4,949,329	Indefinite
Fixed assets	85	5
Payable to seller	(1,747,483)
	$7,688,168

Goodwill of $4,949,329 arising from the ABC Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the ABC Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the ABC Acquisition incurred were $92,172 recorded as a component of General and administrative expenses on the accompanying Consolidated Statement of Operations for the year ended December 31, 2019.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations for the year ended December 31, 2019. The revenues of the acquired business for the period from September 1, 2019 to December 31, 2019 was $625,036 and the net loss was $67,682. The revenues and net income for the acquired business as a standalone entity per ASC 805 from January 1, 2019 to December 31, 2019 were $2,469,636 and $150,705. The revenues of the acquired business for the year ending December 31, 2020 was $2,380,051 and the net loss was $88,185.

UIS Transaction

On August 17, 2020, the Company entered into a Stock Purchase Agreement with UIS Agency LLC whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “UIS Acquisition”) for a total purchase price of $883,334. The purchase price was paid with a cash payment of $601,696, $200,000 in shares of the Company’s common stock and an earn-out payment. Three cash installment payments totaling $500,000 were due on September 30, 2020, October 31, 2020 and December 31, 2020. Earn-out payment is dependent on the Net Product Line Revenues being equal to or greater than $450,000 for the measurement period. The balance of the earn-out liability as of December 31, 2020 was $81,638 and is included in long term debt on the balance sheet.

The UIS Acquisition was accounted for as a business combination in accordance with the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the UIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$5,772
Trade name and trademarks	35,600	5
Customer relationships	100,000	10
Non-competition agreements	25,500	5
Goodwill	716,462	Indefinite
	$883,334

Goodwill of $716,462 arising from the UIS Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the UIS Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the UIS Acquisition incurred were $33,344 recorded as a component of General and administrative expenses. The revenues of the acquired business for the period from August 17, 2020 to December 31, 2020 was $65,018. The revenues for the acquired business as a standalone entity per ASC 805 from January 1, 2020 to December 31, 2020 were $377,921. The net loss for the acquired business was not determinable as the business was fully integrated with an existing subsidiary of the Company.